Derivative Financial Instruments - Summary of Average Price or Rate of Hedging Instruments (Detail)	Oct. 31, 2022	Oct. 31, 2021
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	1.83%	1.18%
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	2.57%	1.22%
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	1.70%	1.33%
FX rate	1.3	1.31
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.27	1.27
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-EUR [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.19	1.5
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-GBP [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.56	1.72
Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.29	1.26
Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Price	65.85	71.29
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.29	1.26
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | MXN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	16.91	16.77
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | PEN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	3.07	3.08